SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity [Table Text Block]
				Weighted
		Weighted	Weighted	average
		average	average	remaining
	Number of	exercise	fair value	contractual
	options	price ($Cdn)	($Cdn)	life (in years)
Closing Balance, December 31, 2017	156,250	1.200	0.480	1.389
Forfeited	(62,500)	1.200	0.480
Closing Balance, December 31, 2018	93,750	1.200	0.480	0.389
Expired	(93,750)	1.200	(0.480)
Granted	1,040,000	0.065	0.065	4.490
Closing Balance, December 31, 2019	1,040,000	0.065	0.065	4.490

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
				Fair value as at
	Number of	Fair value on	Fair value as at	December 31,	Gain on
Issue date	warrants	issuance	December 31, 2018	2019	derivatives
November 13, 2017	5,000,000	$334,109	$59,740	$—	$59,740